united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 11/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 95.0%
	AEROSPACE / DEFENSE - 0.8%
$138,000	Northrop Grumman Corp.	3.2500	1/15/2028	$144,039

	AIRLINES - 2.2%
192,000	Delta Air Lines, Inc.	3.4000	4/19/2021	194,501
186,000	Delta Air Lines, Inc.	4.3750	4/19/2028	193,165
				387,666
	AUTO MANUFACTURERS - 1.1%
202,000	Toyota Motor Credit Corp.	2.2500	10/18/2023	204,043

	BANKS - 14.4%
194,000	Bank of America Corp.	3.5000	4/19/2026	206,089
5,000	Bank of America Corp., Quarterly US LIBOR +0.78% *	3.5500	3/5/2024	5,200
209,000	Bank of America Corp.	4.0000	1/22/2025	222,544
135,000	Bank of America Corp.	4.4500	3/3/2026	148,320
140,000	Bank of Nova Scotia	2.3500	10/21/2020	140,608
202,000	Bank of Nova Scotia	4.5000	12/16/2025	220,375
225,000	JPMorgan Chase & Co.	2.9500	8/15/2021	225,589
201,000	Kreditanstalt fuer Wiederaufbau	1.6250	3/15/2021	200,832
138,000	Morgan Stanley	2.5000	4/21/2021	138,887
198,000	Morgan Stanley	2.6250	11/17/2021	200,209
144,000	Morgan Stanley	3.1250	1/23/2023	147,962
136,000	Morgan Stanley	3.9500	4/23/2027	145,726
134,000	Royal Bank of Canada	3.7000	10/5/2023	141,442
206,000	State Street Corp.	2.6500	5/19/2026	210,334
210,000	State Street Corp.	3.5500	8/18/2025	225,455
				2,579,572
	BEVERAGES - 1.7%
85,000	Coca-Cola Co.	2.9000	5/25/2027	89,612
215,000	PepsiCo, Inc.	3.1000	7/17/2022	221,801
				311,413
	BIOTECHNOLOGY - 5.1%
190,000	Biogen, Inc.	3.6250	9/15/2022	197,828
210,000	Celgene Corp.	3.4500	11/15/2027	225,606
135,000	Celgene Corp.	3.5500	8/15/2022	140,611
135,000	Gilead Sciences, Inc.	3.2500	9/1/2022	139,480
194,000	Gilead Sciences, Inc.	3.6500	3/1/2026	208,691
				912,216
	COMMERCIAL SERVICES - 3.3%
349,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	372,885
210,000	HIS Markit Ltd.	4.1250	8/1/2023	222,512
				595,397
	COMPUTERS - 2.2%
197,000	Hewlett Packard Enterprise Co.	3.6000	10/15/2020	199,313
186,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	196,672
				395,985
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
220,000	Jefferies Group LLC	4.1500	1/23/2030	226,899

	ELECTRIC - 7.6%
196,000	DTE Energy Co.	3.8000	3/15/2027	208,905
220,000	Edison International	4.1250	3/15/2028	222,611
200,000	Exelon Corp.	3.4970	6/1/2022	205,148
196,000	Exelon Generation Co. LLC	3.4000	3/15/2022	201,116
212,000	NSTAR Electric Co.	3.2000	5/15/2027	223,294
202,000	PSEG Power LLC	3.0000	6/15/2021	204,423
85,000	Xcel Energy, Inc.	3.3000	6/1/2025	88,663
				1,354,160
Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 95.0% (Continued)
	ELECTRONICS - 1.2%
$195,000	Flex Ltd.	4.7500	6/15/2025	$210,104

	ENVIRONMENTAL CONTROL - 1.2%
215,000	Waste Management, Inc.	2.9500	6/15/2024	222,133

	FOOD - 1.2%
203,000	McCormick & Co., Inc.	3.1500	8/15/2024	210,258

	HEALTHCARE-PRODUCTS - 4.6%
217,000	Abbott Laboratories	2.9000	11/30/2021	220,986
193,000	Abbott Laboratories	3.4000	11/30/2023	202,199
191,000	Medtronic, Inc.	3.1500	3/15/2022	196,462
196,000	Medtronic, Inc.	3.5000	3/15/2025	209,917
				829,564
	HEALTHCARE-SERVICES - 0.8%
134,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	138,756

	HOUSEHOLD PRODUCTS / WARES - 1.2%
189,000	Kimberly-Clark Corp.	3.9500	11/1/2028	213,649

	LODGING - 2.5%
220,000	Las Vegas Sands Corp.	3.2000	8/8/2024	224,198
220,000	Las Vegas Sands Corp.	3.9000	8/8/2029	228,276
				452,474
	MACHINERY-DIVERSIFIED - 2.5%
210,000	CNH Industrial Capital LLC	4.2000	1/15/2024	222,923
210,000	CNH Industrial NV	4.5000	8/15/2023	223,378
				446,301
	MEDIA - 4.0%
197,000	Comcast Corp.	3.0000	2/1/2024	203,900
213,000	Comcast Corp.	3.3000	2/1/2027	226,145
125,000	Comcast Corp.	3.7000	4/15/2024	133,018
134,000	Comcast Corp.	4.1500	10/15/2028	151,187
				714,250
	MINNING - 0.9%
145,000	Newmont Goldcorp Corp.	3.7000	3/15/2023	150,885

	MULTI-NATIONAL - 9.4%
130,000	Asian Development Bank	1.7500	6/8/2021	130,111
156,000	Asian Development Bank	2.0000	4/24/2026	158,010
207,000	Asian Development Bank	2.6250	1/12/2027	218,369
169,000	European Investment Bank	2.2500	3/15/2022	171,210
90,000	European Investment Bank	2.3750	5/24/2027	93,705
201,000	Inter-American Development Bank	2.1250	1/18/2022	202,861
225,000	International Bank for Reconstruction & Development	1.3750	5/24/2021	224,035
200,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	199,771
205,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	205,533
85,000	International Bank for Reconstruction & Development	2.7800	6/5/2024	85,011
				1,688,616
	OIL & GAS - 4.4%
199,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	202,576
126,000	ConocoPhillips Co.	4.9500	3/15/2026	145,385
220,000	Occidental Petroleum Corp.	2.9000	8/15/2024	221,273
205,000	Valero Energy Corp.	4.3500	6/1/2028	224,430
				793,664
Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 95.0% (Continued)
	PACKAGING & CONTAINERS - 0.7%
$120,000	Packaging Corp. of America	2.4500	12/15/2020	$120,764

	PHARMACEUTICALS - 7.2%
200,000	Cigna Corp.	3.4000	9/17/2021	204,490
275,000	Cigna Corp.	3.7500	7/15/2023	287,733
205,000	CVS Health Corp.	2.1250	6/1/2021	205,142
212,000	CVS Health Corp.	2.8750	6/1/2026	214,738
171,000	CVS Health Corp.	3.5000	7/20/2022	176,606
200,000	Pfizer, Inc.	1.9500	6/3/2021	200,494
				1,289,203
	PIPELINES - 4.9%
220,000	ONEOK, Inc.	2.7500	9/1/2024	220,613
205,000	ONEOK, Inc.	3.4000	9/1/2029	204,136
205,000	ONEOK, Inc.	4.5500	7/15/2028	221,973
225,000	Western Midstream Operating LP	4.6500	7/1/2026	224,560
				871,282
	SEMICONDUCTORS - 0.8%
130,000	Intel Corp.	3.1000	7/29/2022	134,197

	SOFTWARE - 1.6%
201,000	Oracle Corp.	2.4000	9/15/2023	203,711
85,000	Vmware, Inc.	3.9000	8/21/2027	89,123
				292,834
	TELECOMMUNICATIONS - 5.1%
195,000	AT&T, Inc.	4.6000	2/15/2021	200,064
168,000	Cisco Systems, Inc.	1.8500	9/20/2021	168,042
177,000	Cisco Systems, Inc.	3.0000	6/15/2022	182,327
134,000	Vodafone Group PLC	3.7500	1/16/2024	141,384
192,000	Vodafone Group PLC	4.3750	5/30/2028	213,521
				905,338
	TRANSPORTATION - 1.1%
200,000	United Parcel Service, Inc.	2.5000	4/1/2023	203,019

	TOTAL BONDS (Cost $16,652,567)			16,998,681

	TOTAL INVESTMENTS - 95.0% (Cost $16,652,567)			$16,998,681
	OTHER ASSETS LESS LIABILITIES - 5.0%			895,387
	NET ASSETS - 100.0%			$17,894,068

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
* Variable rate, rate shown represents the rate shown at November 30, 2019

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for the Fund's assets and liabilities measured at fair value:
				Level 3
			Level 2	(Other Significant
		Level 1	(Other Significant	Unobservable
Assets *		(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds		$-	$16,998,681	$-	$16,998,681
Total		$-	$16,998,681	$-	$16,998,681
* Refer to the Portfolio of Investments for classifications
The Fund did not hold any Level 3 securities during the period.
Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2019

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk - Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$16,650,502	$354,135	$(5,956)	$348,179

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/23/2020

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/23/2020